John Hancock International High Dividend ETF Average Annual Total Returns		12 Months Ended	36 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex-USA Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.85%	17.78%
MSCI World ex-USA High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.98%	18.15%
None or SAME
Prospectus [Line Items]
Average Annual Return, Percent		41.15%	20.32%
Performance Inception Date	Dec. 20, 2022
None or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		40.49%	19.30%
None or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.49%	16.09%